FINANCIAL DEBT - TMF Trust Company (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL DEBT
Payment of financial debt	$ 68,313	$ 97,973	$ 192,271